Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 14, 2012	Mar. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SIONIX CORP
Entity Central Index Key	0000764667
Document Type	S-1
Document Fiscal Period Focus	FY
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--09-30
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 23,946,678
Entity Common Stock, Shares Outstanding		409,615,875